Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
EQUITY

NOTE 8 – EQUITY

(1)	Share capital composed as follow:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2022*	2021*	2022*	2021*	2022	2021	2022	2021
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of no par value as of December 31, 2021 and no par value as of June 30 , 2022.	200,000	50,000	163,943	23,850	-	-	-	-

*	On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADSs”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one ordinary share.

On June 17, 2022, the Company’s shareholders approved to increase the authorized number of shares from 50 million to 200 million.

(2)	Share offering to the public and existing shareholders:

On January 11, 2021, the Company entered into an underwriting agreement with Aegis Capital Corp. (hereinafter – “Aegis”), pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 ADSs of no par value for a public offering price of USD 2.30 per ADS. In addition, Aegis was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until the earlier of 30-days or the last day of trading of the Company’s ordinary shares on the Tel-Aviv Stock Exchange. Aegis exercised its over-allotment option in full to purchase an additional 548,960 ADSs, the closing of which occurred on January 19, 2021. The total gross proceeds of the offering to approximately USD 9.68 million.

On February 12, 2021, following the approval of the General Meeting of the Company shareholders held on February 12, 2021, the Company amended its articles of association to eliminate the par value of its ordinary shares, such that the authorized share capital of the Company following the amendment consists of 50,000,000 ordinary shares of no-par value.

On February 25, 2021, the Company entered into an underwriting agreement with Aegis pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of USD 2.60 per ADS. In addition, Aegis was granted an option to purchase additional 15 percent of the ADSs sold in the offering solely to cover over-allotments. Aegis exercised its over-allotment option in full to purchase an additional 488,765 thousand ADSs. The total gross proceeds of the offering to approximately USD 9.7 million.

The following table summarizes warrants outstanding as of June 30:

2022
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Gix internet (Note 4.F)(**)	September 2019	333,334	4	September 3, 2022
Total		3,713,724

*	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreements. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 3.

**	Recorded in equity.

The following table summarizes warrants outstanding as of December 31,

2021
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series I(*)	December 2016	9,970	36	June 06, 2022
Series J(**)	December 2016	499	36	June 06, 2022
Warrants A(*)	March 2017	535,730	14	March 29, 2022
Placement 03/2017(**)	March 2017	37,501	17.5	March 29, 2022
Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Gix internet (Note 4.F)(**)	September 2019	333,334	4	September 3, 2022
Total		4,297,424

*	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreements. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 3.

**	Recorded in equity.

(3)	Share-based compensation to employees, consultants and to directors:

In June 2021, the Company board of directors approved the grant of 1,280,000 options pursuant to the Company’s option plan, to certain employees, consultants and directors.

In October 2021, the Company board of directors approved the grant of 90,000 options to consultants.